Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Trading and other
Fair value of assets	£ 18,958	£ 22,253
Fair value of liabilities	16,206	19,644
Hedging
Fair value of assets	25	103
Fair value of liabilities	441	505
Total recognised derivative assets	18,983	22,356
Total recognised derivative liabilities	16,647	20,149
Fair value hedges
Hedging
Fair value of assets	4	83
Fair value of liabilities	422	425
Cash flow hedges
Hedging
Fair value of assets	21	20
Fair value of liabilities	19	80
Exchange rate contracts | Trading and other
Trading and other
Fair value of assets	5,118	6,631
Fair value of liabilities	4,580	6,222
Interest rate contracts | Trading and other
Trading and other
Fair value of assets	13,538	15,116
Fair value of liabilities	11,146	12,724
Credit derivatives | Trading and other
Trading and other
Fair value of assets	74	51
Fair value of liabilities	146	118
Equity and other contracts | Trading and other
Trading and other
Fair value of assets	228	455
Fair value of liabilities	£ 334	£ 580